Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instruments [Abstract]
2015	$ 38,718
2016	39,018
2017	39,318
2018	174,887
2019	287,810
2020-2023	33,470
Total	$ 613,221	$ 349,977